Derivative Instruments and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative instruments are as follows:

	December 31,
	2014	2013

Interest rate swap agreement on:

Long Wharf Construction to Term Loan:

Notional amount	$996,600	$1,032,000

Effective dates	2/1/11-1/24/21	2/1/11-1/24/21

Fair value at year-end	(112,299)	(94,882)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes assets and liabilities measured at fair value on a recurring basis at March 31, 2015 and December 31, 2014:

	Balance at
	March 31, 2015	Level 1	Level 2	Level 3
	(unaudited)
Margin accounts	$100,675	$100,675	$-	$-
Interest rate swaps	$(122,861)	$-	$(122,861)	$-
Fuel swap contracts	$(567,740)	$-	$(567,740)	$-

	Balance at
	December 31, 2014	Level 1	Level 2	Level 3

Margin accounts	$439,578	$439,578	$-	$-
Interest rate swaps	$(112,124)	$-	$(112,124)	$-
Fuel swap contracts	$(1,391,195)	$-	$(1,391,195)	$-

	Balance at
	December
	31, 2014	Level 1	Level 2	Level 3

Margin accounts	$439,578	$439,578	$-	$-
Interest rate swaps	(112,299)	-	(112,299)	-
Fuel swap contracts	(478,705)	-	(478,705)	-

	Balance at
	December
	31, 2013	Level 1	Level 2	Level 3

Margin accounts	$1,062,439	$1,062,439	$-	$-
Interest rate swaps	(94,882)	-	(94,882)	-
Forward freight agreements	944,225	-	944,225	-
Fuel swap contracts	(209,506)	-	(209,506)	-